INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

Intangible assets consisted of the following at November 30, 2021 and May 31, 2021:

	November 30, 2021
	Gross	Accumulated Amortization	Net
Intellectual Property	$319,600	$(109,197)	$210,403
License & Customer Relations	990,000	(169,125)	820,875
Tradenames - Trademarks	301,000	(102,842)	198,158
Non-Compete Agreements	27,000	(27,000)	-
Domain Names	25,993	(8,388)	17,605
Total	$1,663,593	$(416,552)	$1,247,041

	May 31, 2021
	Gross	Accumulated Amortization	Net
Intellectual Property	$319,600	$(93,217)	$226,383
License & Customer Relations	990,000	(144,375)	845,625
Tradenames - Trademarks	301,000	(87,792)	213,208
Non-Compete Agreements	27,000	(27,000)	-
Domain Names	25,993	(6,019)	19,974
Total	$1,663,593	$(358,403)	$1,305,190

Intangible assets consisted of the following at May 31, 2021 and 2020:

	May 31, 2021
		Accumulated
	Gross	Amortization	Net
Intellectual Property	$319,600	$(93,217)	$226,383
License & Customer Relations	990,000	(144,375)	845,625
Tradenames - Trademarks	301,000	(87,792)	213,208
Non-compete Agreements	27,000	(27,000)	-
Domain Names	25,993	(6,019)	19,974
Total	$1,663,593	$(358,403)	$1,305,190

	May 31, 2020
		Accumulated
	Gross	Amortization	Net
Intellectual Property	$319,600	$(61,257)	$258,343
License & Customer Relations	990,000	(94,875)	895,125
Tradenames - Trademarks	301,000	(57,692)	243,308
Non-compete Agreements	27,000	(25,882)	1,118
Domain Names	25,993	(2,683)	23,310
Total	$1,663,593	$(242,389)	$1,421,204

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Amount to be amortized during the twelve months ended November 30,
Amount to be amortized during the twelve months ended November 30,
2022	$111,989
2023	111,989
2024	111,989
2025	111,989
2026	111,989
Thereafter	687,096
$1,247,041

Total amortization expense charged to operations for the years ended May 31, 2021 and 2020 was $116,014 and $125,913, respectively.

Amount to be amortized during the twelve months ended May 31,

2022	$111,989
2023	111,989
2024	111,989
2025	111,989
2026	111,989
Thereafter	745,245
$1,305,190